MEZZANINE EQUITY AND SHAREHOLDERS DEFICIT - Additional Information (Detail) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Business Combination, Description [Abstract]
Common Stock, Shares Authorized	500,000,000	60,760,816
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Convertible Preferred Stock, Shares Issued upon Conversion	15,200,000
Preferred Stock, Shares Authorized	50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001